Financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Carrying value and fair value of financial instruments [Table Text Block]
The carrying value and fair value of financial instruments as at March 31, 2020 and March 31, 2019 were as follows:

	As of March 31, 2020				As of March 31, 2019
	Total carrying value		Total fair value		Total carrying value		Total fair value
Assets:
Cash and cash equivalents	Rs.	2,053	Rs.	2,053	Rs.	2,228	Rs.	2,228
Other investments (1)		24,015		24,015		23,343		23,343
Trade and other receivables		52,015		52,015		39,982		39,982
Derivative financial instruments		1,105		1,105		360		360
Other assets (2)		4,170		4,170		2,843		2,843
Total	Rs.	83,358	Rs.	83,358	Rs.	68,756	Rs.	68,756
Liabilities:
Trade and other payables	Rs.	16,659	Rs.	16,659	Rs.	14,553	Rs.	14,553
Derivative financial instruments		1,602		1,602		68		68
Long-term borrowings		5,570		5,570		26,256		26,256
Short-term borrowings		16,441		16,441		12,125		12,125
Bank overdraft		91		91		-		-
Other liabilities and provisions (3)		25,317		25,317		21,902		21,902
Total	Rs.	65,680	Rs.	65,680	Rs.	74,904	Rs.	74,904

(1)	Interest accrued but not due on investments is included in other assets.

(2)	Other assets that are not financial assets (such as receivables from statutory autho ri
ties, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.10,476 and Rs.10,639 as of March 31, 2020 and 2019, respectively, are not included.

(3)	Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.10,725 and Rs.8,898 as of March 31, 2020 and 2019, respectively, are not included.

Disclosure of detailed information about Fair Value Measurement Of Assets And Liabilities [Table Text Block]
The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2020:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	13,832	Rs.	-	Rs.	-	Rs.	.13,832
FVTOCI - Financial asset - Investment in equity securities		303		-		-		303
FVTOCI - Financial asset - Investment in market linked debentures		1,993		-		-		1,993
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		(497)		-		(497)

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2019:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	16,240	Rs.	-	Rs.	-	Rs.	16,240
FVTOCI - Financial asset - Investment in equity securities		791		-		-		791
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		292		-		292

(1)	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Deri
v
atives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.

Disclosure of detailed information about of gain/loss recognized in Respect of derivative contracts [Text Block]
The following table presents details in respect of the gain/(loss) recognized in respect of derivative contracts during the applicable year ended:

	For the Year Ended March 31,
	2020		2019		2018
Net gain/(loss) recognized in finance costs in respect of foreign exchange derivative contracts and cross currency interest rate swaps contracts	Rs.	155	Rs.	(257)	Rs.	168
Net gain/(loss) recognized in equity in respect of hedges of highly probable forecast transactions		(951)		180		(82)
Net gain/(loss) reclassified from equity and recognized as component of revenue occurrence of forecasted transaction		(50)		(524)		651

Disclosure of notional amount of outstanding foreign exchange derivative contracts [Table Text Block]
The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2020.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	U.S.$	INR	U.S.$ 148	Sell
	Forward contract	RUB	INR	RUB 5,968	Sell
	Forward contract	GBP	INR	GBP 9	Sell
	Forward contract	AUD	INR	AUD 4	Sell
	Forward contract	CHF	INR	CHF 200	Sell
	Forward contract	ZAR	INR	ZAR 71	Sell
	Forward contract	CHF	U.S.$	CHF 200	Buy
	Forward contract	EUR	GBP	EUR 3	Sell
	Forward contract	EUR	U.S.$	EUR 6	Buy
	Forward contract	GBP	U.S.$	GBP 38	Buy
	Forward contract	U.S.$	AUD	U.S.$ 5	Buy
	Forward contract	U.S.$	BRL	U.S.$ 6	Buy
	Forward contract	U.S.$	CLP	U.S.$ 4	Buy
	Forward contract	U.S.$	COP	U.S.$ 4	Buy
	Forward contract	U.S.$	KZT	U.S.$ 11	Buy
	Forward contract	U.S.$	MXN	U.S.$ 2	Buy
	Forward contract	U.S.$	RON	U.S.$ 7	Buy
	Forward contract	U.S.$	RUB	U.S.$ 6	Buy
	Forward contract	U.S.$	UAH	U.S.$ 19	Buy
	Forward contract	U.S.$	INR	U.S.$ 140	Sell
Hedges of highly probable forecast transactions	Option contract	U.S.$	INR	U.S.$270	Sell

The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2019.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	U.S.$	INR	U.S.$ 261	Sell
	Forward contract	RUB	INR	RUB 2,710	Sell
	Forward contract	GBP	INR	GBP 18	Sell
	Forward contract	U.S.$	RUB	U.S.$ 30	Buy
	Forward contract	GBP	U.S.$	GBP 23	Buy
Hedges of highly probable forecast transactions	Forward contract	RUB	INR	RUB 1,350	Sell
	Option contract	U.S.$	INR	U.S.$ 300	Sell

(1)	“INR” means Indian rupees, “U.S.$” means United States dollars, “RON” means Romanian new leus, “GBP” means U.K. po un
ds sterling, “AUD” means Australian dollars, “CHF” means Swiss francs, “ZAR” means South African rands, “EUR” means Euros, “BRL” means Brazilian reals, “CLP” means Chilean pesos, “COP” means Colombian pesos, “KZT” means Kazakhstan tenges, “MXN” means Mexican pesos, “UAH” means Ukrainian hryvnias and “RUB” means Russian roubles.

Disclosure Of Detailed Information About Highly Probable Forecast Transactions Hedged Items [Table Text Block]
The table below summarizes the periods when the cash flows associated with highly probable forecast transactions that are classified as cash flow hedges are expected to occur:

	As of March 31,
	2020		2019
Cash flows in U.S. Dollars
Not later than one month	Rs.	2,648	Rs.	2,420
Later than one month and not later than three months		5,297		4,841
Later than three months and not later than six months		7,945		7,261
Later than six months and not later than one year		4,540		6,225
	Rs.	20,430	Rs.	20,747
Cash flows in Roubles
Not later than one month	Rs.	-	Rs.	161
Later than one month and not later than three months		-		320
Later than three months and not later than six months		-		480
Later than six months and not later than one year		-		480
	Rs.	-	Rs.	1,441